FINANCING EXPENSE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Interest expense	$ 10,610	$ 12,623	$ 13,146
Interest income	(10,762)	(4,783)	(1,289)
Jazz Notes amortization	5,010	4,230	3,571
Changes in fair value (total level 3 changes in fair value of bank loans)			7,900
Series G Debentures amortization, related rate differences and hedging results	3,589	2,738	1,901
Exchange rate differences	1,064	6	(3,768)
Bank fees and others	3,673	633	2,888
Financing	$ 13,184	$ 15,447	$ 24,349